Summary of all Stock Option Activity for both Current and Former Directors (Detail) (Non Employee Director Stock Option, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Non Employee Director Stock Option
Number of Shares
Beginning of year	36,237		120,125		312,545
Antidilution adjustment					5,787	[1]
Deduct:
Exercised	(36,237)		(83,888)		(198,207)
End of year	0		36,237		120,125
Exercisable, end of year	0	[2]	36,237	[2]	120,125	[2]
Weighted Average Exercise Price
Beginning of year	$ 12.51		$ 10.34		$ 8.46
Exercised	$ 12.51		$ 9.41		$ 7.07
End of year	$ 0.00		$ 12.51		$ 10.34
Exercisable, end of year	$ 0.00	[2]	$ 12.51	[2]	$ 10.34	[2]

[1]	During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.
[2]	The 1998 Directors' Stock Option Plan has expired.